Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value method	$ 4,493	$ 3,028
Equity method	1,164	4,880
Cost method	2,132	2,000
Total Investments	7,789	9,908
Less: Current investments	1,464	54
Noncurrent investments	6,325	9,854
Spectrum Co, LLC [Member]
Equity method	10	1,417
Clearwire LLC [Member]
Equity method		69
Other Equity Method Investments [Member]
Equity method	683	736
Air Touch [Member]
Cost method	1,538	1,523
Other Cost Method Investment [Member]
Cost method	594	477
Ae Television Networks LLC [Member]
Equity method		2,021
The Weather Channel [Member]
Equity method	471	463
Msnbccom [Member]
Equity method		$ 174